Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Information by Segment	The following table presents summary information by segments for the Company’s continuing operations for the years ended December 31, 2023, 2022 and 2021, respectively:
	For the Year Ended December 31, 2023
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$2,324,763	$740,067	$-	$171,456	$3,236,286
Cost of goods sold	1,930,550	1,044,412	9,218	42,034	3,026,214
Gross profit	394,213	(304,345)	(9,218)	129,422	210,072
Interest expense and charges	112,110	25,565	201	282,638	420,514
Interest income	1,410	70	39	23,663	25,182
Depreciation and amortization	172,991	403,638	-	176,648	753,277
Capital expenditures	8,521	17,809	-	133,392	159,722
Income tax expenses	51	-	-	(16,690)	(16,639)
Segment loss	(7,243,425)	(2,292,597)	(27,680)	(6,505,368)	(16,069,070)
Segment assets	$12,123,471	$10,505,554	$4,203	$2,612,020	$25,245,248

	For the Year Ended December 31, 2022
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$4,298,649	$805,576	$527,101	$842,347	$6,473,673
Cost of goods sold	3,931,147	904,679	485,656	345,526	5,667,008
Gross profit	367,502	(99,103)	41,445	496,821	806,665
Interest expense and charges	138,365	63,880	510	118,931	321,686
Interest income	(31,710)	55	72	34,817	3,234
Depreciation and amortization	130,059	341,935	(15,506)	165,317	621,805
Capital expenditures	1,790	8,436	(26,522)	165,843	149,547
Income tax benefit	-	-	-	(17,562)	(17,562)
Segment loss	(10,537,321)	(1,425,875)	(510,366)	(2,906,095)	(15,379,658)
Segment assets	$8,427,875	$11,425,531	$(2,531)	$4,207,527	$24,058,217
	For the Year Ended December 31, 2021
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$1,799,741	$1,658,385	$141,952	$-	$3,600,078
Cost of goods sold	1,501,420	1,562,975	149,954	-	3,214,349
Gross profit	298,321	95,410	(8,002)	-	385,729
Interest expense and charges	132,136	(121,449)	77,153	15,500	103,340
Depreciation and amortization	167,468	705,703	2,524	-	875,695
Capital expenditures	14,463	2,556,181	-	-	2,570,644
Income tax expenses	3,469	-	-	-	3,469
Segment loss	(12,497,629)	(7,804,642)	(37,782)	(137,491)	(20,477,543)
Segment assets	$12,742,545	$12,646,798	$98,625	$5,473,099	$30,961,067